Share-based payment reserve - Sasol Long-term Incentive plan (Details)	12 Months Ended
	Jun. 30, 2026 ZAR (R) item R / shares shares	Jun. 30, 2025 ZAR (R) item shares	Jun. 30, 2024 shares
Share-based payment transaction
Number of shares authorised | shares	1,286,021,925	1,286,021,925	1,286,021,925
Long-term Incentive plan
Average fair value of options granted
Expected volatility	58.92%	45.55%
Expected dividend yield	1.15%	4.88%
Expected forfeiture rate	5.00%	5.00%
Expected vesting percentage	84.12%	90.32%
Long-term Incentive plan | Top management | Minimum
Share-based payment transaction
Vesting period	3 years	3 years
Percentage of stock vesting	50.00%
Long-term Incentive plan | Top management | Maximum
Share-based payment transaction
Vesting period	5 years	5 years
Percentage of stock vesting	50.00%
Long-term Incentive plan | GEC
Share-based payment transaction
Vesting period	5 years
Long-term Incentive plan | All other participants
Share-based payment transaction
Vesting period	3 years	3 years
Sasol 2022 Long-term Incentive plan
Share-based payment transaction
Period of employment for removal of service penalty	270 days
Sasol 2022 Long-term Incentive plan | Maximum
Share-based payment transaction
Number of shares authorised | shares	32,000,000
Percentage of share capital authorised to be issued under scheme	5.00%
Sasol 2022 Long-term Incentive plan | Cash-settled
Share-based payment transaction
Number of share options, LTIs reclassified to a cash-settled share-based payment | item	2,262,893
Number of share options, LTIs exercised | item	(2,199,029)
Number of share options, Effect of CPTs and LTIs forfeited | item	(63,864)
Number of share options at the end of the year | item	0
Weighted average fair value of LTIs reclassified to a cash-settled share-based payment | R	R 124.75
Weighted average fair value of LTIs exercised | R	124.75
Weighted average fair value of Effect of CPTs and LTIs forfeited | R	R 125.12
Exercise price of outstanding share options | R / shares	R 124.75
Sasol 2022 Long-term Incentive plan | Equity-settled
Share-based payment transaction
Number of share options at the beginning of the year | item	14,626,208	10,993,197
Number of share options, LTIs reclassified to a cash-settled share-based payment | item	(2,262,893)
Number of share options, LTIs granted | item	8,020,861	8,423,943
Number of share options, LTIs exercised | item	(1,059,766)	(3,674,018)
Number of share options, Effect of CPTs and LTIs forfeited | item	(577,545)	(1,116,914)
Number of share options at the end of the year | item	18,746,865	14,626,208
Weighted average fair value at the beginning of the year | R	R 205.57	R 258.52
Weighted average fair value of LTIs reclassified to a cash-settled share-based payment | R	336.83
Weighted average fair value of LTIs granted | R	141.5	152.52
Weighted average fair value of LTIs exercised | R	231.39	240.57
Weighted average fair value of Effect of CPTs and LTIs forfeited | R	277.3	211.42
Weighted average fair value at the end of the year | R	R 165.83	R 205.57
Remaining contractual vesting period of options outstanding	1 year 6 months	1 year 8 months 12 days
Exercise price of outstanding share options | R / shares	R 0
Average weighted market price of LTIs vested (after conversion to equity-settled) | R	R 125.03	R 126.36
Rand | Long-term Incentive plan | Minimum
Average fair value of options granted
Risk-free interest rate	6.39%	7.04%
Rand | Long-term Incentive plan | Maximum
Average fair value of options granted
Risk-free interest rate	6.67%	7.76%
US Dollar | Long-term Incentive plan | Minimum
Average fair value of options granted
Risk-free interest rate	3.43%	3.60%
US Dollar | Long-term Incentive plan | Maximum
Average fair value of options granted
Risk-free interest rate	3.64%	4.25%